Other Expense, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Schedule of Other Expense, Net

The following table presents other expense, net, for the periods ended June 30, 2023 and 2022 (in thousands):

	For the six months ended June 30,
	2023	2022
Other income:
Change in fair value of Cizzle option liability	$311	$-
Change in fair value of Vela option liability	77	-
Gain on sale of investment in equity securities	-	36
Realized foreign currency transaction gain	10	-
Total other income	$398	$36
Other expense:
Loss on Vela option	$998	$-
Change in fair value of convertible notes payable	303	30
Change in fair value of equity securities receivable	-	309
Interest expense on convertible promissory note	44	-
Placement fees	-	4
Total other expense	$1,345	$343
Total other income (expense), net	$(948)	$(307)

The following table presents other expense, for the years ended December 31, 2022 and 2021 (in thousands):

	For the year ended December 31,
	2022	2021
Other expense:
Loss on Cizzle option	$1,300	$-
Realized foreign currency transaction loss	-	8
Loss on sale of investment in equity securities	129	76
Placement fees on sale of investment in equity securities	33	327
Change in fair value of convertible notes payable	265	73
Total other expense	$1,727	$484